Subsequent Events	6 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

22. SUBSEQUENT EVENTS

Deregistration of HQT Network Co., Limited

HQT Network Co., Limited started the deregistration process on April 1, 2025. According to the Accounting Policy, the deregistration of HQT did not meet the criteria for presentation as a discontinued operation.

Share Consolidation

On April 7, 2025, the Company consolidated each 10 shares into 1 share. After the Share Consolidation, the authorized share capital of the Company be immediately decreased from US$2,500,000 divided into 9,980,000,000 Class A ordinary shares with a par value of US$0.00025 each and 20,000,000 Class B ordinary shares with a par value of US$0.0025 each into US$2,500,000 divided into 998,000,000 Class A ordinary shares with a par value of US$0.0025 each and 2,000,000 Class B ordinary shares with a par value of US$0.0025 each.

Appoint a new CEO

On April 14, 2025, Mr. Zhihua Wu (“Mr. Wu”) notified the Company of his resignation as the chief executive officer (the “CEO”) of the Company, effective on April 14, 2025. Mr. Wu has advised that his resignation was due to personal reasons and not a result of any disagreement with the Company on any matter related to the operations, policies, or practices of the Company. Mr. Wu will remain as the chairman and a member of the board of directors (the “Board”) of the Company. To fill in the vacancy created by the resignation of Mr. Wu as the CEO of the Company, on April 15, 2025, the Board appointed Ms. Yang (Angela) Wang (“Ms. Wang”) to serve as the new CEO of the Company, effective on April 15, 2025.

Establish a new company Linkage Global U.S. Inc. in the USA

On April 22, 2025 Linkage Global U.S. Inc. was established in 31 Hudson Yards OFC 51 New York.

Shareholders repay loans.

Mrs. Qi Xiaoyu had returned the whole amount of the loan of USD 100,565 in April 2025.

Change of Independent Directors

Ms. Hui Li a member of the board of director of the Company has resigned from the Board of Directors of the Company and as a member of the Company’s audit committee, compensation committee and nominating and corporate governance committee effective as of April 30, 2025. On April 30, 2025, the Board of Directors of the Company (the “Board”) appointed Yang Wang, the Company’s Chief Executive Officer and Hong Chen to the Board.

Entry into Securities Purchase Agreement

On May 14, 2025, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with 4 non-U.S. investors (the “Purchasers”), pursuant to which the Company agreed to issue and sell in a private placement offering (the “Private Placement”) an aggregate of 4,000,000 ordinary shares (the “Shares”), par value $0.025 per share, at a purchase price per share of $0.50, for gross proceeds of $2,000,000, of which proceeds will be used for working capital and other general corporate purposes. The Private Placement closed on June 6, 2025.

The Group has evaluated subsequent events through the date these unaudited interim condensed consolidated financial statements are issued on July 3, 2025. The Group did not identify any subsequent events with a material financial impact on the Group’s unaudited interim condensed consolidated financial statements.